Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Schedule of financial assets, other than cash and short-term deposits
	At June 30 2022 £’000	At December 31 2021 £’000
Financial assets at amortized cost
Trade receivables	19,467	14,796
Contract assets	1,385	3,451
Lease deposits	8,545	5,124
	29,397	23,371

Current	20,852	18,247
Non-current	8,545	5,124

Schedule of interest-bearing loans and borrowings
	Interest rate		At June 30 2022	At December 31 2021
	%	Maturity	£’000	£’000
Current
Lease liabilities	1 – 11%	Within one year	22,437	18,826
Convertible notes	2.00%	Within one year	1,299	—
Bank loans	2.00%	Within one year	165	635
Stocking loans	Base rate + 0.5% – 13.9%	On earlier of sale or 180 – 330 days / Within one year	196,101	169,170
Subscription facilities	Base rate +1.7% – 3.7% 3.15% – 6.0%	Within one year	25,479	10,188
Mortgages			—	547
			245,481	199,366

Non-current
Lease liabilities	1 – 11%	2023 – 2042	98,522	71,574
Convertible notes	2.00%	2027	358,361	—
Bank loans			—	815
Stocking loans	Base rate + 3.0% – 13.9%	2024	13,319	8,809
Subscription facilities	Base rate + 1.7% – 3.7% 3.15% – 12.0%	2023 – 2026	49,495	56,987
Mortgages			—	1,502
			519,697	139,687

Schedule of other financial liabilities
	At June 30 2022	At December 31 2021
	£’000	£’000
Financial liabilities at fair value through profit or loss
Warrants	5,675	42,692
Embedded derivative	112,562	—
	118,237	42,692

Current	—	—
Non-current	118,237	42,692

Schedule of Other financial liabilities
	Level 1	Level 2	Level 3	Total
At June 30, 2022	£’000	£’000	£’000	£’000
Warrants	1,493	—	4,182	5,675
Embedded derivative	—	—	112,562	112,562
	1,493	—	116,744	118,237

Schedule of fair value of the private warrants and the embedded derivative
	Private warrants	Embedded derivative

Expected term (years)	7	5
Expected volatility	89.7%	58.3%
Dividend yield	Nil	Nil
Risk free interest rate	3.0%	3.0%

Schedule of fair value movements
	Public warrants	Private warrants	Embedded derivative	Total
	£’000	£’000	£’000	£’000
At January 1, 2022	13,418	29,274	—	42,692

Issuances	—	—	251,288	251,288
Fair value movement	(13,441)	(28,399)	(168,085)	(209,925)
Foreign exchange movements	1,516	3,307	29,359	34,182
At June 30, 2022	1,493	4,182	112,562	118,237